AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
               Ameritas Low Load Variable Universal Life ("LLVL")
        Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                         Prospectuses Dated May 1, 2008
                 Ameritas No Load Variable Annuity ("NLVA 4080")
                          Prospectus Dated May 1, 2006

                        Supplement Dated October 10, 2008

On September 26, 2008, the Board of Trustees of the Neuberger Berman Advisers Management Trust(R) changed the name of the following portfolio, which is available through subaccounts of the respective Separate Accounts:

    ------------------------------------------------- -------------------------------------------
                   Former Portfolio Name                   New Name Effective September 26, 2008
    ------------------------------------------------- -------------------------------------------
    Lehman Brothers Short Duration Bond Portfolio     Short Duration Bond Portfolio
    ------------------------------------------------- -------------------------------------------

Therefore, all references to this portfolio in each of the product prospectuses are changed to the new name effective September 26, 2008.

All other provisions of your prospectus remain as stated in your Policy and prospectus.

          Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.